Prepaid Lease Payments	12 Months Ended
Dec. 31, 2013
Prepaid Lease Payments [Abstract]
Prepaid Lease Payments [Text Block]
6.	Prepaid Lease Payments

As of April 30, 2012, December 31, 2012 and 2013, prepaid lease payments represented the prepayment of land use right for land located in Heyuan with an expiry date on March 26, 2054, and for another three pieces of lands located in Shenzhen with an expiry date on December 31, 2037, December 31, 2037 and February 28, 2040, respectively.

Amortization of prepaid lease payments were HK$1,551, HK$1,551, HK$1,034 and HK$1,552 for the years ended April 30, 2011 and 2012 and for the 8-month period ended December 31, 2012 and for the year ended December 31, 2013, respectively.